Company financial information (Parent Corporation) - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Corporate-owned life insurance	$ 5,219	$ 4,937
Other assets	20,221	21,298
Total assets	381,508	362,873	$ 371,758
Long-term debt	27,501	29,163
Total liabilities	339,780	322,005
Shareholders’ equity	41,483	40,638
Total liabilities, temporary equity and permanent equity	381,508	362,873
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	345	909
Securities	8	27
Investment in and advances to subsidiaries and associated companies:	69,459	69,271
Corporate-owned life insurance	773	761
Other assets	319	740
Total assets	70,904	71,708
Deferred compensation	455	445
Affiliate borrowings	1,500	1,616
Other liabilities	1,631	1,246
Long-term debt	25,835	27,763
Total liabilities	29,421	31,070
Shareholders’ equity	41,483	40,638
Total liabilities, temporary equity and permanent equity	70,904	71,708
Parent Company | Bank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	32,511	31,285
Parent Company | Nonbank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	$ 36,948	$ 37,986